INCOME TAXES - Income tax recovery balance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax:
Origination of temporary differences	$ 149	$ 1,795
Tax benefit-previously unrecognized tax assets	2,128	247
Prior year under provision	(8)	(47)
Deferred income tax	2,269	1,995
Income tax recovery	$ 2,269	$ 1,995